Expense Example - FidelityValueFund-KPRO - FidelityValueFund-KPRO - Fidelity Value Fund - Fidelity Value Fund - Class K	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906